Financial Instruments - Summary of Offsetting Financial Assets and Financial Liabilities (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Gross amounts recognized	₨ 249,459	₨ 206,117
Gross amounts of recognized financial liabilities set off	(12,449)	(10,681)
Net amounts recognized	237,010	195,436
Gross amounts recognized	129,867	110,604
Gross amounts of recognized financial assets set off	(12,449)	(10,681)
Net amounts recognized	117,418	99,923
Trade receivables - non-current [member]
Disclosure of detailed information about financial instruments [line items]
Gross amounts recognized	349	299
Gross amounts of recognized financial liabilities set off	0	0
Net amounts recognized	349	299
Trade receivables - current [member]
Disclosure of detailed information about financial instruments [line items]
Gross amounts recognized	147,371	126,512
Gross amounts of recognized financial liabilities set off	(11,470)	(8,767)
Net amounts recognized	135,901	117,745
Other financial assets - non-current [member]
Disclosure of detailed information about financial instruments [line items]
Gross amounts recognized	6,259	4,664
Gross amounts of recognized financial liabilities set off	0	0
Net amounts recognized	6,259	4,664
Other financial assets - current [member]
Disclosure of detailed information about financial instruments [line items]
Gross amounts recognized	10,245	8,448
Gross amounts of recognized financial liabilities set off	0	0
Net amounts recognized	10,245	8,448
Unbilled receivables - non-current [Member]
Disclosure of detailed information about financial instruments [line items]
Gross amounts recognized	7,433	0
Gross amounts of recognized financial liabilities set off	0	0
Net amounts recognized	7,433	0
Unbilled receivables - current [Member]
Disclosure of detailed information about financial instruments [line items]
Gross amounts recognized	77,802	66,194
Gross amounts of recognized financial liabilities set off	(979)	(1,914)
Net amounts recognized	76,823	64,280
Accrued expenses - non-current [Member]
Disclosure of detailed information about financial instruments [line items]
Gross amounts recognized	4,394	0
Gross amounts of recognized financial assets set off	0	0
Net amounts recognized	4,394	0
Trade payables and accrued expenses - current [Member]
Disclosure of detailed information about financial instruments [line items]
Gross amounts recognized	107,373	98,933
Gross amounts of recognized financial assets set off	(12,449)	(10,681)
Net amounts recognized	94,924	88,252
Other financial liabilities - non-current [member]
Disclosure of detailed information about financial instruments [line items]
Gross amounts recognized	6,743	7,793
Gross amounts of recognized financial assets set off	0	0
Net amounts recognized	6,743	7,793
Other financial liabilities - current [member]
Disclosure of detailed information about financial instruments [line items]
Gross amounts recognized	11,357	3,878
Gross amounts of recognized financial assets set off	0	0
Net amounts recognized	₨ 11,357	₨ 3,878